Basic and Diluted Earnings Per Common Share (Details Narrative) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Antidilutive shares excluded from earnings per share	169,000	247,000	169,000	247,000	210,000	219,000